Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available for sale securities	$ 121,650
Interest rate swaps	29
Liabilities:
Interest rate swaps	29
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	31
Interest rate swaps	0
Liabilities:
Interest rate swaps	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	121,619
Interest rate swaps	29
Liabilities:
Interest rate swaps	29
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0
Interest rate swaps	0
Liabilities:
Interest rate swaps	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Interest rate swaps	0	0
Liabilities:
Interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate swaps	29	46
Liabilities:
Interest rate swaps	29	46
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swaps	0	0
Liabilities:
Interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | U.S. Government and federal agency [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | U.S. Government and federal agency [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	1,802	2,446
Fair Value Measurements Recurring [Member] | U.S. Government and federal agency [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | State and municipal [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | State and municipal [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	55,179	53,937
Fair Value Measurements Recurring [Member] | State and municipal [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0	3,486
Fair Value Measurements Recurring [Member] | Mortgage-backed - securities residential [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | Mortgage-backed - securities residential [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	64,638	90,270
Fair Value Measurements Recurring [Member] | Mortgage-backed - securities residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	0	16
Fair Value Measurements Recurring [Member] | Equity securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available for sale securities	31	20
Fair Value Measurements Recurring [Member] | Equity securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Available for sale securities	0	0
Fair Value Measurements Recurring [Member] | Equity securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available for sale securities	$ 0	$ 0